Net finance (income) expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net finance (income)/expense
Senior Secured and Senior Notes	$ 25	$ 24	$ 48	$ 24
Interest on related party borrowings				43
Net pension interest costs	1	1	2	2
Foreign currency translation losses	3	1	4	45
Gains on derivative financial instruments		(1)
Other net finance expense	5	3	8	6
Net finance expense before exceptional items	34	28	62	120
Exceptional finance (income)/expense (note 5)	(74)	(6)	(125)	51
Net finance (income)/expense	$ (40)	$ 22	$ (63)	$ 171